ORGANIZATION AND CAPITAL MANAGEMENT (Tables)	6 Months Ended
Jun. 30, 2026
Management Commentary Explanatory [Abstract]
Summary of the Corporation's Capital [Table]
As at June 30, 2026, the Corporation’s capital totaled $61.5 billion (December 31, 2025 – $62.4 billion), and is computed as follows:

AS AT JUN. 30, 2026 AND DEC. 31, 2025 (MILLIONS)	2026	2025
Cash and cash equivalents	$760	$461
Other financial assets	2,631	2,114
Investments[1]	58,522	58,951
Other assets and liabilities of the Corporation	(401)	891
Corporation’s Capital	$61,512	$62,417
Corporation’s Capital is comprised of the following:
Common equity	$42,483	$43,796
Preferred equity	4,088	4,090
Non-controlling interest	230	230
Corporate borrowings	14,711	14,301
	$61,512	$62,417

Reconciliation of the Corporation's Capital [Table]
A reconciliation of the Corporation’s capital to the company’s consolidated balance sheet as at June 30, 2026 is as follows:

AS AT JUN. 30, 2026 (MILLIONS)	The Corporation	Investments	Elimination[1]	Total Consolidated
Cash and cash equivalents	$760	$14,125	$—	$14,885
Other financial assets	2,631	29,888	—	32,519
Accounts receivable and other[1]	2,456	32,657	(1,914)	33,199
Inventory	—	9,431	—	9,431
Assets classified as held for sale	—	15,394	—	15,394
Equity accounted investments	2,031	85,651	—	87,682
Investment properties	20	84,219	—	84,239
Property, plant and equipment	195	164,728	—	164,923
Intangible assets	81	37,075	—	37,156
Goodwill	—	41,928	—	41,928
Deferred income tax assets	378	3,781	—	4,159
Accounts payable and other[1]	(5,342)	(51,060)	1,914	(54,488)
Liabilities associated with assets classified as held for sale	—	(9,218)	—	(9,218)
Deferred income tax liabilities	(220)	(26,040)	—	(26,260)
Subsidiary equity obligations	—	(3,931)	—	(3,931)
Total	2,990	428,628	—	431,618
Investments[2]	58,522	—	(58,522)	—
Corporation’s Capital	61,512	428,628	(58,522)	431,618
Less:
Corporate borrowings	14,711	—	—	14,711
Non-recourse borrowings of managed entities	—	250,271	—	250,271
Amounts attributable to preferred equity	4,088	—	—	4,088
Amounts attributable to non-controlling interests	230	119,835	—	120,065
Common equity	$42,483	$58,522	$(58,522)	$42,483
1.Includes intercompany balances, including accounts receivable and other, and accounts payable and other of $1.9 billion and $1.9 billion, respectively, between entities under common control of the Corporation.
2.Represents the carrying value of the Corporation’s investments.
A reconciliation of the Corporation’s capital to the company’s consolidated balance sheet as at December 31, 2025 is as follows:

AS AT DEC. 31, 2025 (MILLIONS)	The Corporation	Investments	Elimination[1]	Total Consolidated
Cash and cash equivalents	$461	$15,781	$—	$16,242
Other financial assets	2,114	27,919	—	30,033
Accounts receivable and other[1]	2,866	32,442	(1,799)	33,509
Inventory	—	8,849	—	8,849
Assets classified as held for sale	—	12,780	—	12,780
Equity accounted investments	2,330	77,551	—	79,881
Investment properties	18	85,595	—	85,613
Property, plant and equipment	151	165,841	—	165,992
Intangible assets	83	38,413	—	38,496
Goodwill	—	43,355	—	43,355
Deferred income tax assets	467	3,754	—	4,221
Accounts payable and other[1]	(4,684)	(53,572)	1,799	(56,457)
Liabilities associated with assets classified as held for sale	—	(5,891)	—	(5,891)
Deferred income tax liabilities	(340)	(26,669)	—	(27,009)
Subsidiary equity obligations	—	(3,808)	—	(3,808)
Total	3,466	422,340	—	425,806
Investments[2]	58,951	—	(58,951)	—
Corporation’s Capital	62,417	422,340	(58,951)	425,806
Less:
Corporate borrowings	14,301	—	—	14,301
Non-recourse borrowings of managed entities	—	245,311	—	245,311
Amounts attributable to preferred equity	4,090	—	—	4,090
Amounts attributable to non-controlling interests	230	118,078	—	118,308
Common equity	$43,796	$58,951	$(58,951)	$43,796
1.Includes intercompany balances, including accounts receivable and other, and accounts payable and other of $1.8 billion and $1.8 billion, respectively, between entities under common control of the Corporation.
2.Represents the carrying value of the Corporation’s investments